Derivative Instruments and Hedging Activities - Summary of Derivative Financial Instruments, Effects on Consolidated Statements of Comprehensive Income (Details) - Interest Rate Swap - USD ($)
$ in Thousands
12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of gain (loss) recognized in other comprehensive income (loss), net of tax (effective portion)	$ (169)	$ 132	$ 0
Reclassification out of Accumulated Other Comprehensive Income
Derivative Instruments and Hedging Activities Disclosures [Line Items]
Amount of loss reclassified from accumulated other comprehensive loss into interest income (expense) and other income (expense) for the interest rate swap, net of tax	(94)	0	0
Amount of loss reclassified from accumulated other comprehensive loss into interest income and other income (expense) for the interest rate swap, net of tax (ineffective portion)	$ 0	$ 0	$ 0